Financial Liability - Schedule of Assumptions were Based on Observable Market Conditions (Details) - Level 1 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Bottom of Range [Member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	$ 5	$ 5
Warrant price	2	3.22
Fair value per warrant	2	3.22
Top of Range [Member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	5.16	5.16
Warrant price	2	3.22
Fair value per warrant	$ 2	$ 3.22